Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Compliance statement	Compliance statement The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards as issued by the IASB (“IFRSs”).
Basis of preparation	Basis of preparation
A.Except for the following items, the consolidated financial statements have been prepared under the historical cost convention:
(a)Financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
(b)Defined benefit liabilities recognized based on the net amount of pension fund assets less present value of defined benefit obligation.
B.The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

Basis of consolidation	Basis of consolidation
A.Basis for preparation of consolidated financial statements:
(a)All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities (including structured entities) controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.
(b)Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
(c)When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.
B.Subsidiaries included in the consolidated financial statements:

			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	December 31, 2022	December 31, 2023
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities.	100%	100%
The Company	Fashion Corp.	For business combination purpose via SPAC transaction, please refer to Note 1 for details.	100%	—% (Note ii)
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and service center for sales of AR/AI SaaS solution.	100% (Note i)	100%
Note i: Perfect Corp. (France) was established in 2022 and with no business activity during 2022.
Note ii. Fashion Corp. was dissolved on April 13, 2023.
C.Subsidiaries not included in the consolidated financial statements:
None.
D.Adjustments for subsidiaries with different balance sheet dates:
None.
E.Significant restrictions:
None.
F.Subsidiaries that have non-controlling interests that are material to the Group:
None.

Foreign currency translation	Foreign currency translation
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s functional and the Group’s presentation currency.
A.Foreign currency transactions and balances
(a)Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions or valuation where items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.
(b)Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated at the exchange rates prevailing at the balance sheet date. Exchange differences arising upon re-translation at the balance sheet date are recognized in profit or loss.
(c)Non-monetary assets and liabilities denominated in foreign currencies held at fair value through profit or loss are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currencies held at fair value through other comprehensive income are re-translated at the exchange rates prevailing at the balance sheet date; their translation differences are recognized in other comprehensive income. However, non-monetary assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the dates of the initial transactions.
(d)All foreign exchange gains and losses are presented in the statement of comprehensive income within ‘other gains and losses’.
B.Translation of foreign operations
The operating results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
(a)Assets and liabilities for each balance sheet presented are translated at the closing exchange rate at the date of that balance sheet;
(b)Income and expenses for each statement of comprehensive income are translated at average exchange rates of that period; and
(c)All resulting exchange differences are recognized in other comprehensive income.
C.When there is a change in an entity’s functional currency, the entity shall apply the translation procedures applicable to the new functional currency accordingly from the date of the change.

Classification of current and non-current items	Classification of current and non-current items
A.Assets that meet one of the following criteria are classified as current assets; otherwise they are classified as non-current assets:
(a)Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;
(b)Assets held mainly for trading purposes;
(c)Assets that are expected to be realized within twelve months from the balance sheet date;
(d)Cash and cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to settle liabilities more than twelve months after the balance sheet date.
B.Liabilities that meet one of the following criteria are classified as current liabilities; otherwise they are classified as non-current liabilities:
(a)Liabilities that are expected to be settled within the normal operating cycle;
(b)Liabilities arising mainly from trading activities;
(c)Liabilities that are to be settled within twelve months from the balance sheet date;
(d)Liabilities for which the repayment date cannot be extended unconditionally to more than twelve months after the balance sheet date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Cash equivalents	Cash equivalents
Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Time deposits with a maturity of 3 months or less, meeting the definition above and are held for the purpose of meeting short-term cash commitments in operations, are classified as cash equivalents.

Financial assets at amortised cost	Financial assets at amortized cost
A.Financial assets at amortized cost are those that meet all of the following criteria:
(a)The objective of the Group’s business model is achieved by collecting contractual cash flows.
(b)The assets’ contractual cash flows represent solely payments of principal and interest.
B.On a regular way purchase or sale basis, financial assets at amortized cost are recognized and derecognized using trade date accounting.
C.At initial recognition, the Group measures the financial assets at fair value plus transaction costs. Interest income from these financial assets is included in finance income using the effective interest method. A gain or loss is recognized in profit or loss when the asset is derecognized or impaired.
D.The Group’s time deposits which do not fall under cash equivalents are those with a short maturity period and are measured at initial investment amount as the effect of discounting is immaterial.

Accounts receivable	Accounts receivable
A.Accounts receivable entitle the Group a legal right to receive consideration in exchange for transferred goods or rendered services.
B.The short-term accounts receivable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Impairment of financial assets	Impairment of financial assets
For financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses (ECLs) if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime ECLs.

Derecognition of financial assets and liabilities	Derecognition of financial assets
The Group derecognizes a financial asset when the contractual rights to receive the cash flows from the financial asset expire.
Derecognition of financial liabilities
A financial liability is derecognized when the obligation specified in the contract is either discharged or cancelled or expires.

Inventories	Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the weighted-average method. The item by item approach is used in applying the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated cost of completion and the estimated costs necessary to make the sale.

Property, plant and equipment	Property, plant and equipment
A.Property, plant and equipment are initially recorded at cost.
B.Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.
C.Property, plant and equipment apply cost model and are depreciated using the straight-line method, except that the accelerated depreciation method is used by the US subsidiary, to allocate their cost over their estimated useful lives. Each part of an item of property, plant, and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.
D.The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8, ‘Accounting Policies, Changes in Accounting Estimates and Errors’, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

Leasehold improvements	2~3	years (or the lesser of the contract period of the lease)
Machinery	3	years
Office equipment	5	years

Leasing arrangements (lessee) - right-of-use assets/ lease liabilities	Leasing arrangements (lessee) — right-of-use assets/ lease liabilities
A.Leases are recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group. For short-term leases or leases of low-value assets, lease payments are recognized as an expense on a straight-line basis over the lease term.
B.Lease liabilities include the net present value of the remaining lease payments at the commencement date, discounted using the incremental borrowing interest rate. Lease payments are comprised of fixed payments, less any lease incentives receivable.
The Group subsequently measures the lease liability at amortized cost using the interest method and recognizes interest expense over the lease term. The lease liability is remeasured and the amount of remeasurement is recognized as an adjustment to the right-of-use asset when there are changes in the lease term or lease payments and such changes do not arise from contract modifications.
C.At the commencement date, the right-of-use asset is stated at cost comprising the amount of the initial measurement of lease liability.
The right-of-use asset is measured subsequently using the cost model and is depreciated from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. When the lease liability is remeasured, the amount of remeasurement is recognized as an adjustment to the right-of-use asset.

Intangible assets	Intangible assets
A.Computer software
Computer software is stated at cost and amortized on a straight-line basis over its estimated useful life of 3 years.
B.Other intangible assets, mainly composed of royalties which paid for program source code and intellectual property rights, are amortized on a straight-line basis over their estimated useful lives of 3 years.

Impairment of non-financial assets	Impairment of non-financial assets
The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. When the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.

Accounts payable	Accounts payable
A.Accounts payable are liabilities for purchases of goods or services.
B.The short-term accounts payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

Financial liabilities at fair value through profit or loss	Financial liabilities at fair value through profit or loss
A.Financial liabilities are classified in this category of held for trading if acquired principally for the purpose of repurchasing in the short-term. Derivatives are also categorized as financial liabilities held for trading unless they are designated as hedges. Financial liabilities that meet one of the following criteria are designated as financial liabilities at fair value through profit or loss on initial recognition:
(a)Hybrid (combined) contracts; or
(b)They eliminate or significantly reduce a measurement or recognition inconsistency; or
(c)They are managed and their performance is evaluated on a fair value basis, in accordance with a documented risk management policy.
As part of Business Combination, warrants sold and issued by Provident were automatically converted to Perfect Warrants. These warrants are financial liabilities measured at fair value through profit or loss. The issuances of the preferred shares with the conversion options by the Group, was recognized under ‘financial liabilities designated as at fair value through profit or loss on initial recognition’ due to their compound instrument feature.
B.At initial recognition, the Group measures the financial liabilities at fair value. All related transaction costs are recognized in profit or loss. The Group subsequently measures these financial liabilities at fair value with any gain or loss recognized in profit or loss.
C.If the credit risk results in fair value changes in financial liabilities designated as at fair value through profit or loss, they are recognized in other comprehensive income in the circumstances other than avoiding accounting mismatch or recognizing in profit or loss for loan commitments or financial guarantee contracts.

Provisions	Provisions
Provisions (warranties) are recognized when the Group has a present legal or constructive obligation as a result of past events, and it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated. Provisions are measured at the initial estimated amount as the effect of discounting is immaterial.

Employee benefits	Employee benefits
A.Short-term employee benefits
Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees in a period and should be recognized as expense in that period when the employees render service.
B.Pensions
(a)Defined contribution plans
For defined contribution plans, the contributions are recognized as pension expense when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in the future payments.
(b)Defined benefit plan
i.Net obligation under a defined benefit plan is defined as the present value of an amount of pension benefits that employees will receive on retirement for their services with the Group in current period or prior periods. The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the balance sheet date less the fair value of plan assets. The net defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The rate used to discount is determined by using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension liability; when there is no deep market in high-quality corporate bonds, the Group uses interest rates of government bonds (at the balance sheet date) instead.
ii.Remeasurements arising on defined benefit plans are recognized in other comprehensive income in the period in which they arise and are recorded as retained earnings.

Employee share-based payment	Employee share-based payment
A.For the equity-settled share-based payment arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions and non-vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest under the non-market vesting conditions at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.
B.If the modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified equity instruments vest, in addition to the amount based on the grant date fair value of the original equity instruments, which is recognized over the remainder of the original vesting period.

Income tax	Income tax
A.The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the tax is recognized in other comprehensive income or equity.
B.The current income tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities. An additional tax is levied on the unappropriated retained earnings of the Company’s subsidiary in Taiwan and is recorded as income tax expense in the year the stockholders resolve to retain the earnings.
C.Deferred income tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated balance sheet. However, the deferred income tax is not accounted for if it arises from initial recognition of goodwill or of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. Deferred income tax is provided on temporary differences arising on investments in subsidiaries, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
D.Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. At each balance sheet date, unrecognized and recognized deferred income tax assets are reassessed.
E.Current income tax assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. Deferred income tax assets and liabilities are offset on the balance sheet when the entity has the legally enforceable right to offset current tax income assets against current income tax liabilities and they are levied by the same taxation authority on either the same entity or different entities that intend to settle on a net basis or realize the asset and settle the liability simultaneously.

Share capital	Share capital
A.Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares or stock options are shown in equity as a deduction, net of tax, from the proceeds.
B.Where the Company repurchases the Company’s equity share capital that has been issued, the consideration paid, including any directly attributable incremental costs (net of income taxes) is deducted from equity attributable to the Company’s equity holders.

Revenue recognition	Revenue recognition
A.The Group has three major revenue streams: (1) Licensing; (2) AR/AI cloud solutions and Subscription; and (3) Advertisement. Among that (1) Licensing and (2) AR/AI cloud solutions and Subscription constitute our core SaaS solutions.
B.In terms of Licensing, it could be divided into the following two categories:
(a)Designing and developing apps to brand customers
The Group delivers services based on customers’ requests. Once the customer accepts and the customized apps or licenses have been transferred, no further upgrade or revise service would be made by the Group. The customer receives and consumes the benefits provided by the Group at the point the customized apps or licenses have been transferred to them. Those services are only created for the specific customer without alternative use to the Group, and the right to payment is irrelevant to the performance obligation’s milestone. As a result, revenue is recognized at a point in time.
(b)Granting license of self-developed technologies to brand customers
The Group promises to provide a right to use the Group’s intellectual property as that intellectual property exists at the point in time at which the license is granted to the customer. The licensing includes licensing offline technology SDK (Software Development Kit) and AR/AI offline solutions. The SDK is to implement virtual try-on function to apps of brand customers which allow app users visiting. The AR/AI offline solutions is to implement virtual try-on function to applications which used in retail store. Once the function is implemented, the Group has fulfilled its performance obligation without further update. The brand customer can direct the use of, and obtain substantially all of the remaining benefits from the license at the point in time at which the license transfers.
C.In terms of AR/AI cloud solutions and Subscription, the AR/AI cloud solutions are provided to brand customers, and the Subscription is provided to individual customers. Customers simultaneously receive and consume the benefits provided by the Group’s performance.
(a)For AR/AI cloud solutions:
The AR/AI cloud solutions are to implement virtual try-on function to websites of customers which allow internet users to visit. Internet users are able to use virtual try-on such as makeup, skincare, hair, nail, etc. The AR/AI cloud solutions are consecutively provided by the Group include future updates to its customers throughout the contract period.
The typical contract terms of providing AR/AI cloud solutions to customers range from three months to multi-years, among which one year term is the most, the contract consideration was fixed and determined by the following factors: 1) functionality of the modules (eg. makeup, skincare, hair, nail, etc); 2) length of the contract period; 3) geographical coverage such as the number of countries/region to deploy the modules or the number of website domains to integrate our modules; 4) maximum numbers of product SKUs that a brand can utilize at the same time; and 5) additional manpower hours used for conducting the customization, if any.
Once the contract is agreed by customers and the Group, the performance obligations among the contract is fixed with a stand ready feature. The Group then provides services to customers based on the contract.
The Group applied output methods to recognize revenue on the straight-line basis through the contract period. Those services provided by the Group would be realized evenly during the contract period. The control of the services transfers from the Group to customers through the contract period, the performance obligation satisfied over time. As a result, revenue is recognized over time.
(b)For Subscription:
The Subscription is the Group provides premium functions in apps to customers which allow customers to subscribe through Apple App store and Google Play store. Customers who subscribe the premium functions are allowed to use the complete additional functions in the apps, remove watermarks and ad-free editing, etc. The Group currently offer monthly and yearly subscription plans (price varies by country) for such premium functions service.
Apple App store and Google Play store play as platform provider for the Group to list its apps on the stores. The Group is considered as a principal on providing premium functions in apps to customers given that the Group is obliged to provide service to its customers and the Group has the right to determine the selling price of the service. Apple App store and Google Play store also claim a commission expenses from the Group based on the revenue generate from providing premium functions. The commission expenses are recognized as cost of sales and services.
The control of the services transfers from the Group to customers through the contract period, the performance obligation satisfied over time. As a result, revenue is recognized over time.
D.In terms of Advertisement, revenue is generated from the advertisements displayed by advertisement network service providers (ad networks) in the Group’s apps. The consideration of such service is determined based on the frequency of click or impression (usage-based) of the advertisement, which should be treated as a variable consideration. The typical contract term is monthly. The numbers of advertisements are delivered and the associated fees are tracked on a daily basis, and the Group recognized revenue on a monthly basis based on the daily collected information.
E.When the Group enters into contracts which contain multiple performance obligations through B to D, the Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis. The stand-alone selling price is the price at which the Group sells a good or service separately to a customer.

Cost of sales and services	Cost of sales and services
Cost of sales and services primarily consists of costs related to platform commission fees paid to platform owners, payroll costs directly related to sales and services activities, accrued provision and costs of sales of products.

Government grants	Government grants
Government grants are recognized at their fair value only when there is reasonable assurance that the Group will comply with any conditions attached to the grants and the grants will be received. Government grants are recognized in profit or loss on a systematic basis over the periods in which the Group recognizes expenses for the related costs for which the grants are intended to compensate.

Operating segments	Operating segments
Operating segments are reported in a manner consistent with the economic characteristics as well as types of products and services from which each operating segment derives its revenues, and the internal reporting provided to the chief operating decision maker. The Group’s chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the CEO (who is also the chairman of the Board of Directors) that makes strategic decisions.
Although the Group has multiple operating segments by geography, the management takes the aggregation criteria outlined in Paragraphs 11 to 14 of IFRS 8 into consideration to determine the reportable operating segments. The judgements made by management in applying the aggregation criteria are based on the similarity of economic characteristics of these operating segments  —  (a) the nature of the services: The operating segments grant license of mobile applications or platforms and provide advertising services for their customers; (b) the type or class of customer for their services: The customer types of operating segments are mainly cosmetics companies and social media companies with high similarity in industry; (c) the methods used to provide their services: The services provided are mainly customized software. Perfect Mobile Corp., the Taiwan segment, serves as the core center of research, development, and design, and then all operating segments  —  including Perfect Mobile Corp. itself  —  deliver those services to their customers. All operating segments follow the same service providing process. In light of the qualitative and quantitative criteria, the Group concluded that it has only one reportable operating segment.

Recapitalization	Recapitalization
The Recapitalization has been accounted for with Provident being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Recapitalization has been accounted for as the equivalent of the Group issuing shares for the net assets of Provident, accompanied by a recapitalization with third party investors. The net assets of Provident were recognized at their net carrying amounts with no goodwill or other intangible assets.
The acquisition of the net assets of Provident on the Closing Date does not meet the definition of a business combination under IFRS 3—Business Combinations and has therefore been accounted for within the scope of IFRS 2—Share-based Payments, with the former Provident shareholders receiving Perfect Class A Ordinary Shares based on Business Combination Agreement or requested redemption. The excess of fair value of Perfect Ordinary Shares issued over the fair value of Provident’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred.